Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Net revenue
Total cost of revenues	$ 73,274	$ 78,080	$ 283,228	$ 292,835
Cost of revenue
Cost of revenue	48,574	48,550	198,052	203,922
Gross profit	24,700	29,530	85,176	88,913
Selling, general, and administrative expenses	28,749	31,449	118,431	96,978
Amortization Expense	1,636	1,811	7,257	5,948
Loss on remeasurement of contingent liability	971	185
Restructuring expenses	4,002	0
Goodwill impairment losses			145,958	0
Intangible impairment losses			16,196	1,281
Loss (gain) on remeasurement of contingent liability			141	(3,415)
Gain on insurance and litigation proceeds	0	(530)	(2,290)	(3,000)
Gain on sale leaseback			0	(1,334)
Gain on sale of assets	(797)	0	8,300	366
Loss from operations	(9,861)	(3,385)	(208,817)	(7,911)
Other income (expense)
Interest expense	(4,925)	(3,381)	(18,407)	(13,910)
Net (loss) gain on interest rate swap agreements	(95)	9,327	6,343	22,578
Loss on modification or extingushment of debt			(479)	0
Other, net	27	271	(229)	(736)
Total other (expense) income, net	(4,993)	6,217	(12,772)	7,932
(Loss) income before provision for income taxes	(14,854)	2,832	(221,589)	21
Income tax provision	244	1,474	(31,360)	723
Net (loss) income	(15,098)	1,358	(190,229)	(702)
Net loss attributable to the noncontrolling interests	(40)	(174)	(1,262)	(277)
Net (loss) income attributable to common stockholders	$ (15,058)	$ 1,532	$ (188,967)	$ (425)
Net earnings per share allocable to common stockholders
Basic	$ (0.25)	$ 0.03	$ (3.2)	$ (0.01)
Diluted	$ (0.25)	$ 0.03	$ (3.2)	$ (0.01)
Weighted average shares used in the calculation of earnings per share allocable to common stockholders
Basic	59,413,048	58,819,160	59,096,045	60,673,789
Diluted	59,413,048	59,137,036	59,096,045	60,673,789
Wine, spirits and cider [Member]
Net revenue
Total cost of revenues	$ 52,663	$ 52,270	$ 189,361	$ 208,019
Cost of revenue
Cost of revenue	34,935	33,021	138,043	150,834
Nonwine [Member]
Net revenue
Total cost of revenues	20,611	25,810	93,867	84,816
Cost of revenue
Cost of revenue	$ 13,639	$ 15,529	$ 60,009	$ 53,088